Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Mexican Petroleum
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q3
Entity Central Index Key	0000932782
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2024